Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Total revenue	$ 242	$ 239	$ 608	$ 4,239	$ 4,383	$ 4,883
Operating expenses:
Research and development	1,292	2,403	4,356	7,976	10,210	11,406
General and administrative	1,020	895	3,595	3,530	4,485	5,030
Restructuring and asset impairment	10	11	30	37	48	1,874
Total operating expenses	2,322	3,309	7,981	11,543	14,743	18,310
Loss from operations	(2,080)	(3,070)	(7,373)	(7,304)	(10,360)	(13,427)
Interest income	6	3	9	17	20	72
Interest expense	(375)	(95)	(428)	(313)	(318)	(428)
Other income (expense), net		15	2	121	844	(4)
Gain from extinguishment of debt		4,462		4,462	4,435
Loss before income taxes					(5,379)	(13,787)
Income tax benefit						15
Net income/(loss)	$ (2,449)	$ 1,315	$ (7,790)	$ (3,017)	$ (5,379)	$ (13,772)
Basic and diluted net income/(loss) per common share	$ (0.01)	$ 0.01	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.15)
Shares used in computing basic and diluted net loss per common share					128,660	92,348
Shares used in computing basic net income/( loss) per common share	194,549	139,167	178,561	114,787
Shares used in computing diluted net income/( loss) per common share	194,549	140,177	178,561	114,787